Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value	£ 122,713	£ 180,955
Freehold property [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value	16,240	30,828
Leasehold improvements [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value	34,654	25,321
Fixtures and fittings [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value	7,877	8,667
Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value	2,703	2,855
Subscription vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value	49,234	99,593
Other motor vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value	8,474	10,140
Plant and machinery [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value	3,531	3,551
Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Cost	195,763	36,557
Additions, Cost	100,119	111,009
Acquisition of subsidiaries, Cost	7,342	50,838
Disposals, Cost	(26,536)	(983)
Disposal of subsidiaries, Cost	(12,965)
Sale and leasebacks, Cost	(14,159)
Assets held for sale, Cost	(48,658)
Transfers from inventory, Cost	22,255
Transfers, Cost	(70,427)	(922)
FX revaluation, Cost	2,792	(736)
Ending balance, Cost	155,526	195,763
Cost [Member] | Freehold property [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Cost	30,828	14,907
Additions, Cost
Acquisition of subsidiaries, Cost		15,921
Disposals, Cost
Disposal of subsidiaries, Cost
Sale and leasebacks, Cost	(14,159)
Assets held for sale, Cost
Transfers from inventory, Cost
Transfers, Cost
FX revaluation, Cost
Ending balance, Cost	16,669	30,828
Cost [Member] | Leasehold improvements [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Cost	30,202	13,702
Additions, Cost	17,144	12,419
Acquisition of subsidiaries, Cost	168	4,081
Disposals, Cost	(134)
Disposal of subsidiaries, Cost	(183)
Sale and leasebacks, Cost
Assets held for sale, Cost
Transfers from inventory, Cost
Transfers, Cost
FX revaluation, Cost	15
Ending balance, Cost	47,202	30,202
Cost [Member] | Fixtures and fittings [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Cost	10,577	3,949
Additions, Cost	2,066	5,210
Acquisition of subsidiaries, Cost	330	1,418
Disposals, Cost	(446)
Disposal of subsidiaries, Cost	(471)
Sale and leasebacks, Cost
Assets held for sale, Cost	(116)
Transfers from inventory, Cost
Transfers, Cost
FX revaluation, Cost	17
Ending balance, Cost	11,957	10,577
Cost [Member] | Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Cost	3,853	598
Additions, Cost	2,340	2,245
Acquisition of subsidiaries, Cost	2	1,013
Disposals, Cost	(672)	(3)
Disposal of subsidiaries, Cost	(14)
Sale and leasebacks, Cost
Assets held for sale, Cost	(225)
Transfers from inventory, Cost
Transfers, Cost
FX revaluation, Cost	13
Ending balance, Cost	5,297	3,853
Cost [Member] | Subscription vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Cost	104,248
Additions, Cost	66,494	82,314
Acquisition of subsidiaries, Cost	6,781	25,346
Disposals, Cost	(14,044)	(963)
Disposal of subsidiaries, Cost	(12,212)
Sale and leasebacks, Cost
Assets held for sale, Cost	(48,317)
Transfers from inventory, Cost	22,255
Transfers, Cost	(70,427)	(1,713)
FX revaluation, Cost	2,735	(736)
Ending balance, Cost	57,513	104,248
Cost [Member] | Other motor vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Cost	11,911	2,742
Additions, Cost	11,149	8,011
Acquisition of subsidiaries, Cost		367
Disposals, Cost	(11,212)
Disposal of subsidiaries, Cost	(11)
Sale and leasebacks, Cost
Assets held for sale, Cost
Transfers from inventory, Cost
Transfers, Cost		791
FX revaluation, Cost	20
Ending balance, Cost	11,857	11,911
Cost [Member] | Plant and machinery [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Cost	4,144	659
Additions, Cost	926	810
Acquisition of subsidiaries, Cost	61	2,692
Disposals, Cost	(28)	(17)
Disposal of subsidiaries, Cost	(74)
Sale and leasebacks, Cost
Assets held for sale, Cost
Transfers from inventory, Cost
Transfers, Cost
FX revaluation, Cost	2
Ending balance, Cost	5,031	4,144
Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Accumulated depreciation	(14,808)	(1,343)
Depreciation charge for the year, Accumulated depreciation	(32,020)	(14,682)
Disposals, Accumulated depreciation	3,602	1,244
Disposal of subsidiaries, Accumulated depreciation	632
Assets held for sale, Accumulated depreciation	3,542
Transfers, Accumulated depreciation	6,707	(23)
FX revaluation, Accumulated depreciation	(468)	(4)
Ending balance, Accumulated depreciation	(32,813)	(14,808)
Accumulated depreciation [Member] | Freehold property [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Accumulated depreciation
Depreciation charge for the year, Accumulated depreciation	(429)
Disposals, Accumulated depreciation
Disposal of subsidiaries, Accumulated depreciation
Assets held for sale, Accumulated depreciation
Transfers, Accumulated depreciation
FX revaluation, Accumulated depreciation
Ending balance, Accumulated depreciation	(429)
Accumulated depreciation [Member] | Leasehold improvements [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Accumulated depreciation	(4,881)	(634)
Depreciation charge for the year, Accumulated depreciation	(7,844)	(4,247)
Disposals, Accumulated depreciation	162
Disposal of subsidiaries, Accumulated depreciation	16
Assets held for sale, Accumulated depreciation
Transfers, Accumulated depreciation
FX revaluation, Accumulated depreciation	(1)
Ending balance, Accumulated depreciation	(12,548)	(4,881)
Accumulated depreciation [Member] | Fixtures and fittings [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Accumulated depreciation	(1,910)	(415)
Depreciation charge for the year, Accumulated depreciation	(2,460)	(1,495)
Disposals, Accumulated depreciation	154
Disposal of subsidiaries, Accumulated depreciation	41
Assets held for sale, Accumulated depreciation	90
Transfers, Accumulated depreciation
FX revaluation, Accumulated depreciation	5
Ending balance, Accumulated depreciation	(4,080)	(1,910)
Accumulated depreciation [Member] | Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Accumulated depreciation	(998)	(168)
Depreciation charge for the year, Accumulated depreciation	(1,821)	(830)
Disposals, Accumulated depreciation	103
Disposal of subsidiaries, Accumulated depreciation	7
Assets held for sale, Accumulated depreciation	125
Transfers, Accumulated depreciation
FX revaluation, Accumulated depreciation	(10)
Ending balance, Accumulated depreciation	(2,594)	(998)
Accumulated depreciation [Member] | Subscription vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Accumulated depreciation	(4,655)
Depreciation charge for the year, Accumulated depreciation	(15,429)	(5,938)
Disposals, Accumulated depreciation	1,682	1,244
Disposal of subsidiaries, Accumulated depreciation	549
Assets held for sale, Accumulated depreciation	3,327
Transfers, Accumulated depreciation	6,707	43
FX revaluation, Accumulated depreciation	(460)	(4)
Ending balance, Accumulated depreciation	(8,279)	(4,655)
Accumulated depreciation [Member] | Other motor vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Accumulated depreciation	(1,771)	(75)
Depreciation charge for the year, Accumulated depreciation	(3,110)	(1,630)
Disposals, Accumulated depreciation	1,501
Disposal of subsidiaries, Accumulated depreciation	1
Assets held for sale, Accumulated depreciation
Transfers, Accumulated depreciation		(66)
FX revaluation, Accumulated depreciation	(4)
Ending balance, Accumulated depreciation	(3,383)	(1,771)
Accumulated depreciation [Member] | Plant and machinery [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance, Accumulated depreciation	(593)	(51)
Depreciation charge for the year, Accumulated depreciation	(927)	(542)
Disposals, Accumulated depreciation
Disposal of subsidiaries, Accumulated depreciation	18
Assets held for sale, Accumulated depreciation
Transfers, Accumulated depreciation
FX revaluation, Accumulated depreciation	2
Ending balance, Accumulated depreciation	£ (1,500)	£ (593)